Expenses by Nature	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Expenses by Nature	Expenses by Nature

(CAD$ in millions)	2021	2020
Employment-related costs:
Wages and salaries	$1,040	$971
Employee benefits and other wage-related costs	272	272
Bonus payments	266	128
Post-employment benefits and pension costs	154	124
	1,732	1,495
Transportation	1,519	1,378
Depreciation and amortization	1,583	1,510
Raw material purchases	1,077	715
Fuel and energy	842	697
Operating supplies consumed	658	620
Maintenance and repair supplies	735	648
Contractors and consultants	811	648
Overhead costs	414	268
Royalties	373	266
Other operating costs	4	62
	9,748	8,307
Adjusted for:
Capitalized production stripping costs	(667)	(499)
Change in inventory	(313)	81
Total cost of sales, general and administration, exploration and research and innovation expenses	$8,768	$7,889